Accounting Policies - Actual and Past Revenues for Multiple Deliverable Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Licenses and process documentation		$ 9	$ 56
Training and support services	2	9	14
Total Revenues under Multiple Deliverable Arrangements	$ 2	$ 18	$ 70